Annual Total Returns[BarChart] - Total Stock Market Index Portfolio - Total Stock Market Index Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.83%	16.33%	33.28%	12.29%	0.37%	12.56%	20.97%	(5.34%)	30.75%	20.55%